   As filed with the Securities and Exchange Commission on November 17, 1997
                                                               File No. 33-36962
                                                               File No. 811-6175
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933                             [X]

               Post-Effective Amendment No. 16               [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                [X]


                              Amendment No. 18               [X]


                       MAINSTAY INSTITUTIONAL FUNDS INC.
                       ---------------------------------
               (formerly New York Life Institutional Funds Inc.)
              (Exact name of Registrant as Specified in Charter)

                               51 Madison Avenue
                           New York, New York 10010
                           ------------------------
                   (Address of Principal Executive Offices)

                                (212) 576-5773
                                --------------
             (Registrant's Telephone Number, including Area Code)

                           A. Thomas Smith III, Esq.
                       MainStay Institutional Funds Inc.
                               51 Madison Avenue
                           New York, New York 10010
                           ------------------------
                    (Name and Address of Agent for Service)

                                with a copy to:

                            Jeffrey L. Steele, Esq.
                            Dechert Price & Rhoads
                              1500 K Street, N.W.
                            Washington, D.C. 20005


[X] It is proposed that this filing will become effective November 21, 1997 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                             CROSS REFERENCE SHEET


     This Registration Statement contains a separate Prospectus for each of the Institutional Class and the Institutional Service Class of the Registrant's shares. Both classes are included in a joint Statement of Additional Information. The cross-references listed below are applicable to the Prospectuses of both the Institutional Class and the Institutional Service Class of shares.

                          Items Required by Form N-1A
                          ---------------------------

     Item Number in Part A                    Prospectus Caption
     ---------------------                    ------------------
1.   Cover Page                               Cover Page

2.   Synopsis                                 Tell Me The Key Facts -Analyze the
                                              Costs of Investing:  Ongoing Fees;
                                              If you Invest $1,000 You Might Pay

3.   Condensed Financial Information          Financial Highlights

4.   General Description of                   Tell Me The Key Facts -
     Registrant                               Descriptions of Each Fund; General
                                              Investment Considerations; Tell Me
                                              The Details - The Company; Other
                                              Information About the Funds;
                                              Description of Investments and
                                              Investment Practices

5.   Management of the Fund                   Tell Me The Key Facts -Know Who
                                              You're Investing With; Tell Me The
                                              Details - The Company; Manager and
                                              Sub-Advisers

5A.  Management's Discussion of               Information Contained in
     Fund Performance                         Registrant's Annual Report

6.   Capital Stock and Other                  Tell Me The Key Facts -
     Securities                               Understand the Tax Consequences;
                                              Tell Me The Details - The Company;
                                              Portfolio Transactions

7.   Purchase of Securities                   Tell Me The Key Facts -
     Being Offered                            Open an Account and Buy Shares

8.   Redemption or Repurchase                 Tell Me The Key Facts -Know How to
                                              Sell and Exchange Shares

9.   Pending Legal Proceedings                Not Applicable

                                              Statement of Additional
     Item Number in Part B                    Information Caption
     ---------------------                    -----------------------

10.  Cover Page                               Cover Page

11.  Table of Contents                        Table of Contents

12.  General Information and                  Management of the Company
     History

13.  Investment Objectives and                Investment Objectives and
     Policies                                 Policies; Investment Restrictions;
                                              Additional Restrictions

14.  Management of the Fund                   Management of the Company

15.  Control Persons and Principal            Management of the
     Holders of Securities                    Company; Other Information

16.  Investment Advisory and                  Management of the Company
     Other Services

17.  Brokerage Allocation and                 Portfolio Transactions
     Other Practices                          and Brokerage

18.  Capital Stock and Other                  Other Information
     Securities

19.  Purchase, Redemption and                 Purchases and Redemptions
     Pricing of Securities Being
     Offered

20.  Tax Status                               Tax Information

21.  Underwriters                             Management of the Company

22.  Calculations of Performance              Performance Information
     Data

23.  Financial Statements                     Financial Statements

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                           PART C.  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.  Financial Statements:

    Included in Part A of this Registration Statement:

          Financial Highlights for the period January 2, 1991 (commencement of operations) through December 31, 1991, for the years ended December 31, 1992, 1993, 1994, 1995 and 1996 and for the six months ended June 30, 1997 (unaudited).

     Incorporated by reference in Part B of this Registration Statement:

          Statement of Assets and Liabilities at December 31, 1996 and as of June 30, 1997 (unaudited);

          Statement of Operations for the year ended December 31, 1996 and six months ended June 30, 1997 (unaudited);

          Statement of Changes in Net Assets for the years ended December 31, 1995 and 1996 and six months ended June 30, 1997 (unaudited);

          Notes to Financial Statements;

          Portfolio of Investments at December 31, 1996 and at June 30, 1997 (unaudited).

          All other financial statements and schedules are not required, not applicable or the required information is shown in financial statements or the notes thereto.

b.   Exhibits:

     1.    (a)  Articles of Incorporation/1/
           (b)  Articles Supplementary/2/
           (c)  Articles of Amendment/5/
           (d)  Form of Articles Supplementary/7/
           (e)  Articles of Amendment/8/

     2.  By-laws/1/

     3.  Inapplicable

     4.  Specimen Certificates for Common Stock/3/

     5. (a) Form of (composite) Management Agreement between MainStay Institutional Funds, Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund, and MainStay Management, Inc./12/

          (b) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund, and MacKay-Shields Financial Corporation./12/

          (c) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Multi-Asset Fund, and Monitor Capital Advisors, Inc./12/

          (d) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the Money Market Fund and New York Life Insurance Company./12/

     6.   Distribution Agreement/6/

     7.   Inapplicable

     8.   Form of Custodian Contract/7/

     9.   (a)  Form of Transfer Agency and Service Agreement/2/
          (b)  Form of License Agreement/2/
          (c)  Form of Service Agreement with New York Life Benefit Services,
               Inc.
          (d)  Form of Service Agreement with New York Life Insurance Company

     10.  Opinion and Consent of Counsel/4/

     11.  Consent of Independent Accountants/12/

     12.  Inapplicable

     13.  Initial Subscription Agreement/3/

     14.  Inapplicable

     15.  (a)  Form of Account Application/3/

          (b)  Shareholder Services Plan/11/

     16.  Inapplicable

     17.  Financial Data Schedules/12/

     18.  Multiple Class Plan/11/

---------------------

1.   Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4.   Previously filed with Rule 24f-2 Notice.

5. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

6. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

7. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

8. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

9. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

10. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

11. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

12.  To be filed by amendment.


ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following chart indicates the persons controlled by New York Life:

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

Eagle Strategies Corporation                    Arizona               100%

Greystone Realty Corporation which owns 100%    Delaware              100%
of the shares of:
  Greystone Realty Management, Inc.             Delaware

NYLIFE Administration Corp.                     Texas                 100%
(doing business as NYLACOR)

MacKay-Shields Financial Corporation            Delaware              100%

MSC Holding, Inc. (formerly Magnus Software     Georgia                85.43%
 Corporation)

MainStay Institutional Funds Inc.               Maryland              ***

MainStay Management, Inc.                       Delaware              100%

MainStay Shareholder Services, Inc.             Delaware              100%

Monitor Capital Advisors, Inc.                  Delaware              100%

NYLIFE SFD Holding, Inc.                        Delaware              100%
  which owns 83.33% of NYLIFE
    Structured Asset Management Company Ltd.    Texas

New York Life Capital Corporation               Delaware              100%

New York Life Fund, Inc.                        New York              *

New York Life Insurance and Annuity             Delaware              100%
  Corporation

New York Life International Investment Inc.     Delaware              100%
which owns 100% of the shares of:
  Monetary Research Ltd.                        Bermuda
  and 100% of the shares of:
  NYL Management Limited                        England

MainStay VP Series Fund, Inc.                   Maryland              *

New York Life Worldwide Holding, Inc., which    Delaware              100%
  owns 100% of the shares of:
  New York Life Worldwide Capital, Inc.         Delaware
  New York Life Worldwide Development, Inc.     Delaware
  New York Life Worldwide (Bermuda) Ltd.        Bermuda
  New York Life Insurance Worldwide Ltd.        Bermuda
  and owns 99.97% of the shares of

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

  New York Life (U.K.) Ltd., which owns         United Kingdom
  100% of the shares of:
     Windsor Construction Company Limited       England
     and owns 31.3% of the shares of:
     Life Assurance Holding Corporation         England
     Limited, which owns 100% of the shares
       of:
       Windsor Life Assurance Company Limited   England
       and which owns 51% of the shares of:
         KOHAP New York Life Insurance Ltd.     South Korea
       and which owns 50.2% of the shares of:
         P.T. Asuransi Jiwa Sewu-New York       Indonesia
       and which owns 49% of the shares of:
         GEO New York Life, S.A.                Mexico

NYLIFE Depositary Corporation which owns        Delaware       100%
 16.67% of NYLIFE Structured Asset              Texas
 Management Company Ltd.


New York Life Benefit Services, Inc. which owns Massachusetts  100%
 100% of ADQ Insurance Agency Inc.              Massachusetts


New York Life Trust Company                     New York       100%

NYLIFE Distributors Inc.                        Delaware       100%

NYLIFE Equity Inc.                              Delaware       100%

NYLIFE Funding Inc.                             Delaware       100%

NYLIFE Healthcare Management Inc., which        Delaware
owns 54% of total combined stock and 89.6%
of the voting rights of:
  Express Scripts, Inc., which owns 100% of     Delaware
  the shares of:
     Great Plains Reinsurance Company           Arizona
     Practice Patterns Science, Inc.            Delaware
     ESI Canada Holdings, Inc., which owns      Canada
     100% of the shares of:
       ESI Canada, Inc.                         Canada
     IVTx of Houston, Inc.                      Texas

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

     IVTx of Dallas, Inc.                       Texas
     PhyNet, Inc.                               Delaware
     Express Scripts Vision Corporation         Delaware
  NYLCare Health Plans, Inc.                    Delaware
  (formerly Sanus Corp. Health Systems),
  which owns 100% of the shares of:
     New York Life and Health Insurance Company Delaware
     Avanti Corporate Health Systems Inc.       Delaware
     100% of the shares of:
       Avanti Health Systems of Texas, Inc.     Texas
       Avanti of the District, Inc.             Maryland
       Avanti of Illinois, Inc.                 Illinois
       Avanti of New York, Inc.                 New York
       which owns 100% of MBS IPA,Inc.          New York
       Avanti of New Jersey, Inc.               New Jersey
     and owns 80% of the shares of:
     NYLCare Health Plans of the Mid-           Maryland
     Atlantic, Inc., which owns 100% of the
     shares of:
       Physicians Health Services               Maryland
       Foundation, Inc.
     Lonestar Holding Company, which owns 90%   Delaware
     of the shares of:
       Lone Star Health Plan, Inc., which       Texas
       owns 100% of the shares of:
          NYLCare Health Plans of the           Texas
          Gulf Coast, Inc.
     Prime Provider Corp., which owns 100%
     of the shares of:                          New York
       Prime Provider Corp. of Texas            Texas
     NYLCare of Connecticut, Inc.               Connecticut
     Sanus Dental Plan of NJ, Inc.              New Jersey
     NYLCare Dental Plans of the
     Southwest, Inc.                            Texas
     NYLCare Health Plans of New York,          New York
     Inc.
     NYLCare Health Plans of Connecticut,       Connecticut
     Inc.
     NYLCare Health Plans of the Midwest,       Illinois
     Inc.
     NYLCare Health Plans of New Jersey,        New Jersey
      Inc.
     NYLCare of Texas, Inc., which owns         Texas
      100% of the shares of:
      NYLCare Passport PPO of the               Texas
      Southwest, Inc.
     NYLCare Preferred Services,Inc.            Maryland
     Sanus Preferred Providers West, Inc.       California
     Sanus Preferred Services of Illinois,      Illinois
      Inc.

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------
     NYLCare Health Plans of the                 Oklahoma
     Southwest (Oklahoma), Inc.
     NYLCare Health Plans of the                 Texas
     Southwest, Inc.
     WellPath of Arizona Reinsurance             Arizona
     Company
     and owns 99.8% of the shares of:
     NYLCare Health Plans of Louisiana,          Louisiana
      Inc.
     NYLCare of New England, Inc.                Delaware
     Sanus - Northeast, Inc.                     Delaware
     NYLCare Health Plans of Maine, Inc.         Maine
     NYLCare NC Holdings, Inc. which owns
     50% of the shares of:                       Delaware
     WellPath Community Health Plans L.L.C.      North Carolina
     which owns 100% of the shares of WPCHP
     Holdings, Inc. and 99.9% of the shares of:  Delaware
          WellPath Preferred Services, L.L.C.    North Carolina
          and
          WellPath Select Holdings, L.L.C.       North Carolina
          which owns 100% of:
     WellPath Select, Inc.                       North Carolina
     WellPath of Carolina, Inc.                  Delaware
     Sanus of New York and New Jersey, Inc.      New York
     NYLCare Health Plans of Pennsylvania,       Pennsylvania
     Inc.
     Docservo, Inc.                              New York
     The ETHIX Corporation, which owns           Delaware
     100% of the shares of:
          ETHIX Great Lakes, Inc.                Michigan
          ETHIX Mid-Atlantic, Inc.               Pennsylvania
          ETHIX Midlands, Inc.                   Delaware
          ETHIX Mid-Rivers, Inc.                 Missouri
          ETHIX Northwest Public Services,       Washington
          Inc.
          ETHIX Northwest, Inc.,                 Washington
          which owns 100% of:
            NYLCare Health Plans Northwest,      Washington
            Inc.
            ETHIX Pacific, Inc.                  Oregon
            ETHIX Risk Management, Inc.          Oregon
            ETHIX Southeast, Inc.                North Carolina
            ETHIX Southwest, Inc.                Texas
            which owns 50% of the shares of
              Benefit Panel Services, Inc.       California
              which owns 100% of:
                VivaHealth, Incorporated and     California
                BPS Healthplan Administrators    California
One Liberty Plaza Holdings, Inc.                 Delaware

NYLIFE Inc.                                      New York        100%

NYLIFE Insurance Company of Arizona              Arizona         100%

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

NYLIFE Realty Inc. which owns 100% of the        Delaware               100%
shares of:  CNP Realty Investments, Inc.         Delaware
NYLIFE Refinery, Inc.                            Delaware               100%

NYLIFE Resources Inc.                            Delaware               100%

NYLIFE Securities Inc.                           New York               100%

NYLINK Insurance Agency Incorporated             Delaware               100%
which owns 100% of the shares of:
        NYLINK Insurance Agency of Alabama       Alabama
        Incorporated
        NYLINK Insurance Agency of New Mexico    New Mexico
        Incorporated


NYLINK Insurance Agency of Hawaii, Incorporated  Hawaii
NYLINK Insurance Agency of Massachusetts,        Massachusetts
Incorporated
NYLTEMPS Inc.                                    Delaware               100%

_____________________

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.

**   New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. serve as sub-advisers to this entity.


Item 26.  Number of Holders of Securities.

  As of October 31, 1997, the number of record holders of each class of securities of the Registrant were as follows:

                                                      (2)
     (1)                                           NUMBER OF
TITLE OF CLASS                                  RECORD HOLDERS
--------------                                 ----------------
Shares of Common Stock:

Bond Fund
                    Institutional Class              145
                    Institutional Service Class       58
EAFE Index Fund
                    Institutional Class               92
                    Institutional Service Class       44


Growth Equity Fund
                    Institutional Class                 257
                    Institutional Service Class         185
Indexed Bond Fund
                    Institutional Class                  50
                    Institutional Service Class          43
Indexed Equity Fund
                    Institutional Class                 153
                    Institutional Service Class         115
International Bond Fund
                    Institutional Class                  20
                    Institutional Service Class          12
International Equity Fund
                    Institutional Class                  50
                    Institutional Service Class          29
Money Market Fund
                    Institutional Class                 163
                    Institutional Service Class          83
Multi-Asset Fund
                    Institutional Class                 261
                    Institutional Service Class         102
Short-Term Bond Fund
                    Institutional Class                 137
                    Institutional Service Class          22
Value Equity Fund
                    Institutional Class                 369
                    Institutional Service Class         159

ITEM 27.  INDEMNIFICATION

     Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

     The business of MainStay Management, Inc. is summarized under "Know Who You're Investing With" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. 801-54912) and is hereby incorporated herein by reference thereto.

     The business of MacKay-Shields Financial Corporation is summarized under "Who Manages Your Money" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business of Monitor Capital Advisors, Inc. is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference thereto.

     The business of New York Life Insurance Company is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference thereto.

ITEM 29.  PRINCIPAL UNDERWRITERS

a. NYLIFE Distributors Inc. also acts as the principal underwriter for The MainStay Funds (File No. 33-2610) and NYLIAC Variable Universal Life Separate Accounts I and II.

b.                                                                      (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
Mistero, Frank               Director, President and Chief        None
  300 Interpace Parkway      Executive Officer
  Parsippany, NJ 07054
Brady, Robert E.             Director and Vice President          None
  260 Cherry Hill Road
  Parsippany, NJ 07054


                                                                        (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
Boyce, Jefferson C.          Director                             Senior Vice President
  51 Madison Avenue
  New York, NY  10010
Kane, Alice T.               Director                             Chairperson and
  51 Madison Avenue                                               Director
  New York, NY  10010
Gallo, Michael G.            Director                             None
  51 Madison Avenue
  New York, NY  10010
Rock, Robert D.              Director                             None
  51 Madison Avenue
  New York, NY  10010
Boccio, Frank M.             Director                             None
  51 Madison Avenue
  New York, NY  10010
Hildebrand, Phillip J.       Director                             None
  51 Madison Avenue
  New York, NY  10010
Sheila Davidson              Chief Compliance Officer             None
  51 Madison Avenue
  New York, NY 10010
Adasse, Louis H.             Corporate Vice President             None
  51 Madison Avenue,
  New York, NY 10010
Polis, Anthony W.            Vice President and Chief             Treasurer, Chief
  300 Interpace Parkway      Financial Officer                    Financial and
  Parsippany, NJ  07054                                           Accounting Officer
Calhoun, Jay S.              Vice President and Treasurer         None
  51 Madison Avenue
  New York, NY 10010
Ubl, Walter W.               Director and Senior Vice President   None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Warga, Thomas J.             Senior Vice President and General    None
  51 Madison Avenue          Auditor
  New York, NY  10010
Livornese, Linda M.          Vice President                       President
  51 Madison Avenue
  New York, NY  10010
Zuccaro, Richard W.          Tax Vice President                   Tax Vice President
 51 Madison Avenue
  New York, NY 10010
Krystel, David J.            Vice President                       None
  51 Madison Avenue
  New York, NY  10010

                                                                        (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
O'Byrne, John H.             Vice President and Chief             None
  51 Madison Avenue          Compliance Officer
  New York, NY 10010
Daoust, George R.            Assistant Vice President             None
  300 Interpace Parkway
  Parsippany, NJ 07054
Arizmendi, Arphiela          Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Cirillo, Antoinette B.       Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Lorito, Geraldine            Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ  07054
Brenner, Nancy               Secretary                            Assistant Secretary
  51 Madison Avenue
  New York, NY  10010
Murray, Thomas J.            Corporate Vice President             None
  51 Madison Avenue
  New York, NY  10010
Zwarick, Phyllis             Corporate Vice President             None
  51 Madison Avenue
  New York, NY  10010
Gomez, Mark A.               Assistant Secretary                  None
  51 Madison Avenue
New York, NY  10010

c.  Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of MainStay Management, Inc. and NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany NJ 07054, at the offices of Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, NJ 08540-6242, and at the offices of MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 31.  MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32.  UNDERTAKINGS.

c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 16 to the Registraton Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on the 17th day of November, 1997.

                                MAINSTAY INSTITUTIONAL FUNDS INC.



                                By:  _________________________________
                                     Linda M. Livornese*
                                     President



*By:  /s/ Jeffrey L. Steele
      -----------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature               Title                   Date
---------               -----                   ----

____________________    Director            November 17, 1997
Alice T. Kane*


____________________    Director            November 17, 1997
Patrick G. Boyle*


____________________    Director            November 17, 1997
Lawrence Glacken*


____________________    Director            November 17, 1997
Robert P. Mulhearn*


____________________    Director            November 17, 1997
Susan B. Kerley*

Signature                    Title              Date
---------                    -----              ----

____________________     President            November 17, 1997
Linda M. Livornese*      (Principal
                         Executive
                         Officer)


____________________     Treasurer            November 17, 1997
Anthony W. Polis*        (Principal
                         Financial
                         and Accounting
                         Officer)


*By:  /s/ Jeffrey L. Steele
      -------------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact



* Powers of Attorney filed with the initial Registration Statement No. 33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, and with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, incorporated by reference within.